Balance Sheet Details (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Balance Sheet Details [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	March 31, 2025	December 31, 2024
Prepaid insurance costs	$95,012	$17,198
Other prepaid expenses & current assets	128,258	49,501
Total prepaid expenses & current assets	$223,270	$66,699

Prepaid expenses and other current assets consisted of the following:

	December 31, 2024	December 31, 2023
Prepaid insurance costs	$17,198	$55,215
Other prepaid expenses & current assets	49,501	29,476
Total prepaid expenses & current assets	$66,699	$84,691

Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
Lab equipment	$151,134	$131,963
Total property and equipment, gross	151,134	131,963
Accumulated depreciation	(94,802)	(66,879)
Total property and equipment, net	$56,332	$65,084

Schedule of Accrued Expenses

Accrued expenses consisted of the following:

	March 31, 2025	December 31, 2024
Accrued payroll and related expenses	$217,967	$835,724
Accrued clinical study expenses	236,168	183,824
Accrued professional fees	—	67,049
Accrued clinical development costs	—	41,203
Accrued other expenses	9,497	—
Total accrued expenses	$463,632	$1,127,800

Accrued expenses consisted of the following:

	December 31, 2024	December 31, 2023
Accrued payroll and related expenses	$835,724	$768,720
Accrued clinical study expenses	183,824	10,268
Accrued professional fees	67,049	219,888
Accrued clinical development costs	41,203	153,584
Total accrued expenses	$1,127,800	$1,152,460